ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 The Acquirers Fund (S000065204)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, The Acquirers Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 31, 2026, and filed electronically as Post-Effective Amendment No. 1222 to the Trust’s Registration Statement on Form N‑1A on August 26, 2026.
If you have any additional questions or require further information, please do not hesitate to contact me at ESSRegulatoryAdministration@usbank.com.

Sincerely,
/s/ Cheri A. Van Eperen
Cheri A. Van Eperen
Assistant Secretary